Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
2.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of Topic 740, Income Taxes, and simplification in several other areas. ASU 2019-12 is effective for annual reporting periods beginning after December 15, 2020, and interim periods therein. The Company is currently evaluating the impact of ASU 2019-12 on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 requires a lessee to recognize a right of use asset and lease liability for all leases with lease terms of more than 12 months, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for the Company beginning January 1, 2022, with early adoption permitted. Companies may adopt this guidance using a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, which provides the option of an additional transition method that allows entities to initially apply the new lease guidance at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, rather than as of the earliest period presented. In transition, entities may also select a package of practical expedients that must be applied in its entirety to all leases commencing before the effective date, unless the lease was modified, to not reassess (a) the existence of a lease, (b) lease classification or (c) determination of initial direct costs, which effectively allows entities to carryforward accounting conclusions under previous U.S. GAAP. The Company is currently evaluating the impact the adoption of Topic 842 will have on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”) regarding ASC Topic 326, Financial Instruments - Credit Losses, which modifies the measurement of expected credit losses of certain financial instruments. The Company will be required to use a forward-looking expected credit loss model for accounts receivables, loans, and other financial instruments. The amendments will become effective for the Company for periods beginning after December 15, 2022. Adoption of the standard will be applied using a modified retrospective approach. The Company is currently evaluating the impact the adoption of ASU 2016-13 will have on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides temporary accounting relief for contract modifications to ease the financial reporting burdens related to the expected market transition from LIBOR and other interbank offered rates to a new alternative reference rate. Interest on borrowings under the Company’s revolving credit facility is calculated based upon LIBOR. ASU 2020-04 can be applied as of the beginning of the interim period that includes March 12, 2020 or any date thereafter. ASU 2020-04 will generally no longer be available to apply after December 31, 2022. This guidance has had no effect on the Company through December 31, 2020. The Company will continue to evaluate the impact this guidance may have on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which address issues identified as a result of the complexity associated with applying generally accepted accounting principles for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years and early adoption is permitted in annual reporting periods ending after December 15, 2020. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.